DISCLOSURE OF NOTES RECEIVABLE (Details) - Note 1 [member]				3 Months Ended
		Jan. 30, 2023 USD ($)	Jan. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Maturity date		Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2023	[1]
Rate	[1]			0.00%
Principal	[1]			$ 168,699
Interest	[1]
Accretion	[1]
(Impairment)/ Recovery	[1]
Repayments		$ (25,000)	$ (33,369)	(33,369)	[1]
Balance	[1]			$ 135,330

[1]	These notes are denominated in US dollars.